Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 88		$ 0
Long term debt					65,126		78,669
Current portion of long term debt					52		8,524
Long- term debt					65,074		70,145
Market value (loss) on financial instruments	$ 169	$ (672)	$ 80
Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Market value (loss) on financial instruments	$ 371	$ 1,647
Increase decrease in borrowings							1,647
Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					88		0
Long term debt					60,459		73,991
Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					4,667		4,678
2024
Disclosure of detailed information about borrowings [line items]
Short- term debt					88
Long term debt					52
Current portion of long term debt					52
Long- term debt					0
2024 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					88
Long term debt					46
2024 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					6
2025
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					1,849
Current portion of long term debt					0
Long- term debt					1,849
2025 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					115
2025 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					1,734
2026
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					2,927
Current portion of long term debt					0
Long- term debt					2,927
2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					0
2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					2,927
2027
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,495
Current portion of long term debt					0
Long- term debt					8,495
2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,495
2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2028
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					9,960
Current portion of long term debt					0
Long- term debt					9,960
2028 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					9,960
2028 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2029 and following years
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					41,843
Current portion of long term debt					0
Long- term debt					41,843
2029 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					41,843
2029 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 73		$ 0
Annual rate				130.00%	130.00%	0.00%	0.00%
Argentine peso | 2024 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 73
Annual rate				130.00%	130.00%
Argentine peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Argentine peso | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Argentine peso | 2027 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Argentine peso | 2028 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Argentine peso | 2029 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Euros | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 15		$ 0
Annual rate				17.60%	17.60%	0.00%	0.00%
Euros | 2024 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 15
Annual rate				17.60%	17.60%
Euros | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Euros | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Euros | 2027 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Euros | 2028 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Euros | 2029 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Uruguayan peso | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%	6.27%	6.27%
Long term debt					$ 0		$ 976
Uruguayan peso | 2024 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Uruguayan peso | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Uruguayan peso | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Uruguayan peso | 2027 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Uruguayan peso | 2028 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Uruguayan peso | 2029 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				3.05%	3.05%	3.06%	3.06%
Long term debt					$ 36,352		$ 41,429
U.S. Dollar | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 705		$ 705
U.S. Dollar | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.74%	6.74%	6.81%	6.81%
Long term debt					$ 140		$ 92
U.S. Dollar | 2024 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2024 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.81%	6.81%
Long term debt					$ 25
U.S. Dollar | 2025 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.73%	6.73%
Long term debt					$ 115
U.S. Dollar | 2026 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2027 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2027 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2028 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2028 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2029 and following years | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				3.05%	3.05%
Long term debt					$ 36,352
U.S. Dollar | 2029 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Increase decrease in borrowings					$ 1,277
Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				8.13%	8.13%	7.50%	7.50%
Long term debt					$ 23,946		$ 31,438
Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				11.57%	11.57%	10.41%	10.41%
Long term debt					$ 4,653		$ 4,650
Mexican peso | 2024 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2024 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2025 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2025 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				11.59%	11.59%
Long term debt					$ 1,728
Mexican peso | 2026 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2026 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				11.55%	11.55%
Long term debt					$ 2,925
Mexican peso | 2027 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				7.87%	7.87%
Long term debt					$ 8,495
Mexican peso | 2027 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2028 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				7.36%	7.36%
Long term debt					$ 9,960
Mexican peso | 2028 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2029 and following years | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				9.95%	9.95%
Long term debt					$ 5,491
Mexican peso | 2029 and following years | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.90%	6.90%	6.96%	6.96%
Long term debt					$ 21		$ 56
Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				8.88%	8.88%	9.77%	9.77%
Long term debt					$ 14		$ 28
Real | 2024 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.90%	6.90%
Long term debt					$ 21
Real | 2024 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				8.81%	8.81%
Long term debt					$ 6
Real | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.70%	6.70%
Long term debt					$ 0
Real | 2025 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				8.94%	8.94%
Long term debt					$ 6
Real | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2026 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				8.94%	8.94%
Long term debt					$ 2
Real | 2027 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2027 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2028 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2028 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2029 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2029 and following years | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					88
Long term debt					60,985
Current portion of long term debt					0
Long- term debt					60,985
At Fair Value | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					88
Long term debt					56,319
At Fair Value | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					4,666
At Fair Value | Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 73
Annual rate				0.00%	0.00%
At Fair Value | Euros | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 15
Annual rate				0.00%	0.00%
At Fair Value | Uruguayan peso | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
At Fair Value | U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 33,719
At Fair Value | U.S. Dollar | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 140
At Fair Value | Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 22,439
At Fair Value | Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 4,650
At Fair Value | Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 21
At Fair Value | Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 15